Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000069664 | other Category 2 Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000069664 | other Category 2 Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000069664 | other Category 2 Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000069664 | other Category 2 Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069664 | other Category 2 Asset Breakout State Street SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000069664 | other Category 2 Asset Breakout iShares Preferred & Income Securities ETF FR_464288687
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069664 | other Category 2 Asset Breakout DWS Floating Rate Fund FR_25157W800
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000069664 | other Category 2 Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000069664 | other Category 2 Asset Breakout DWS Emerging Markets Fixed Income Fund FR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069664 | other Category 2 Asset Breakout DWS Global Macro Fund FR_25156G509
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069664 | other Category 2 Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.815236_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069664 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000069664 | AssetExchange-Traded FundsFR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000069664 | AssetMutual FundsFR_25157W800
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000069664 | AssetMutual FundsFR_25156G509
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069664 | AssetCash EquivalentsFR_981DNHII5_3.815236_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069664 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077948 | other Category 2 Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077948 | other Category 2 Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077948 | other Category 2 Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077948 | other Category 2 Asset Breakout Xtrackers RREEF Global Natural Resources ETF FR_23306X837
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077948 | other Category 2 Asset Breakout State Street SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077948 | other Category 2 Asset Breakout iShares Preferred & Income Securities ETF FR_464288687
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077948 | other Category 2 Asset Breakout DWS Floating Rate Fund FR_25157W800
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077948 | other Category 2 Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077948 | other Category 2 Asset Breakout DWS Emerging Markets Fixed Income Fund FR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077948 | other Category 2 Asset Breakout DWS Global Macro Fund FR_25156G509
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077948 | other Category 2 Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.815236_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077948 | AssetMutual FundsFR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000077948 | AssetExchange-Traded FundsFR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000077948 | AssetMutual FundsFR_25157W800
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000077948 | AssetMutual FundsFR_25156G509
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077948 | AssetCash EquivalentsFR_981DNHII5_3.815236_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077948 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017204 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017204 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017204 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017204 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017204 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017204 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017204 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017204 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017204 | State Street Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017204 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017204 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017204 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017204 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017204 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017204 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017204 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017204 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017204 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017204 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017204 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017204 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017204 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017223 | Non US
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000017223 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000017223 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017223 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000017223 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017223 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017223 | Asset Breakout ARES XLI CLO Ltd. FR_04016DAU9
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017223 | Asset Breakout Government National Mortgage Association FR_21H052611
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017223 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017223 | Asset Breakout VanEck J. P. Morgan EM Local Currency Bond ETF FR_92189H300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017223 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017223 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000017223 | Asset Breakout Amphenol Corp. FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000017223 | Asset Breakout MSCI World Index Futures USD Net Total Return FR_ADI2VCCK1
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000017223 | Asset Breakout Simon Property Group, Inc. FR_828806885
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017223 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017223 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017223 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_3.815236_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017210 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017210 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000017210 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000017251 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017251 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017251 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017251 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017251 | BB
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000017251 | B
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000017251 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017251 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017251 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017251 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017251 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017251 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017251 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017251 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017251 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017251 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017251 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017251 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017251 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017251 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017251 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017251 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000017251 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017251 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017251 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017251 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017245 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017245 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017245 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017245 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017245 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017245 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017245 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017245 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017245 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017245 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017245 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017245 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017245 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017245 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017245 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017245 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017245 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017245 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017245 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017245 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017245 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017245 | Germany
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017245 | France
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017245 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017245 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017245 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017245 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017245 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017245 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017245 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017245 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000017245 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017245 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000017245 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017214 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017214 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017214 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017214 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017214 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017214 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017214 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017214 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017214 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017214 | HEICO Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017214 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017214 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017214 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017214 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017214 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017214 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017214 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017214 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017214 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017231 | Revolution Medicines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017231 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017231 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017231 | First BanCorp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017231 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017231 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017231 | API Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017231 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017231 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017231 | EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017231 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017231 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017231 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017231 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017231 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017231 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017231 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017231 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017231 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017231 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017231 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017231 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017231 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017231 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017231 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017232 | Revolution Medicines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017232 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017232 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017232 | First BanCorp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017232 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017232 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017232 | API Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017232 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017232 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017232 | EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017232 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017232 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017232 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017232 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017232 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017232 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017232 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017232 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017232 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017232 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017232 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017232 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017232 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%